Impacts of the health crisis related to the Covid-19 pandemic	6 Months Ended
Jun. 30, 2020
Impacts of health crisis related to Covid-19 pandemic [abstract]
Impacts of the health crisis related to the Covid-19 pandemic

Note 3    Impacts of the health crisis related to the Covid-19 pandemic

The objective of this note is to summarize the impacts of the health crisis on the Group's business and performance, the judgments and assumptions made as well as the main effects of the crisis on the Group's consolidated financial statements.

3.1    Effects of the Covid-19 pandemic on Orange's business and financial situation

The impact of Covid-19 on human health led the Group to quickly implement actions to protect its employees and Orange’s suppliers and customers. The deployment of these actions and the decisions taken by the governments of the countries in which the Group operates have affected Orange's business and financial situation.

These consequences are not easily quantifiable, as they are difficult to isolate from other developments during the period.

In the first half of 2020, the main effects of the Covid-19 pandemic on the Group's revenue are as follows:

−   a drop in equipment sales;

−   a slowdown in revenues from services to fixed-line operators;

−   a decline in revenues from international roaming (visitors and customers) in almost all countries and especially in revenues from B2B services;

−   a slowdown in B2B services activity, with a particular decline in revenues from integration services and information technologies in the second quarter of 2020;

−   a general decline in sales activity.

In regard to the Group's operating expenses, the main impacts of the Covid-19 pandemic are as follows:

−   an increase in interconnection charges, purchases of protection equipment and excess costs related to supportive measures for network service providers in France;

−   an increase in depreciation and losses on trade receivables;

−   the payment of specific bonuses to some employees in connection with the health crisis;

−   a significant decrease in commercial expenses, equipment costs and overheads.

As regards the Group's capital expenditure, the main effects were a decrease in investments due to the postponement of a certain number of projects.

3.2    Main effects on the interim consolidated financial statements

The main estimates of the crisis at June 30, 2020 during the preparation of the Orange Group's interim financial statements concerned:

−   Impairment tests (see Note 7);

−   Deferred tax assets recoverability tests (see Note 8);

−   Impairments of trade receivables in accordance with IFRS 9 (see Notes 5.1 and 6.1);

−   The Group’s exposure to credit, liquidity and other risks and related sensitivities (see Note 10).

The use of estimates and judgements as well as the main assumptions made are detailed in each of the consolidated financial statements’ notes.

At June 30, 2020, the main specific excess costs on the operating income arising from the management of the health crisis are described below.

In external purchases, the main incremental costs are as follows:

−   Purchases of equipment relating to the health and safety of employees for (50) million euros mainly at Orange SA;

−   Excess costs related to supportive measures for a number of network services in order to maintain the activity and partly offset a portion of the fixed costs of the suppliers in France for (20) million euros (to which are added (23) million euros recorded in investments);

−   (9) million euros in donations and sponsorships, especially for Middle East Africa zone’s subsidiaries and Orange SA.

Labor expenses include the payment to certain employees of specific bonuses related to the health crisis for (10) million euros.

Other operating expenses also include the increases of trade receivables depreciation in accordance with IFRS 9 for (72) million euros of which (67) million euros related to telecom activities and (5) million euros related to Orange Bank activities.